Cash and cash equivalents	6 Months Ended
Feb. 28, 2026
Cash and cash equivalents.
Cash and cash equivalents

5. Cash and cash equivalents

Cash and cash equivalents exclude amounts that are restricted as to use. As at February 28, 2026, restricted cash of $150,000 [August 31, 2025 – nil] relates to collateral pledged in support of an irrevocable standby letter of credit (“ILOC”) [notes 14 and 25].

In accordance with IAS 7, restricted cash is not included in cash and cash equivalents for purposes of the consolidated statement of cash flows. Movements in restricted cash are presented within financing activities.